EARNINGS (LOSS) PER SHARE	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Earnings (loss) per share:
EARNINGS (LOSS) PER SHARE

NOTE 13 — EARNINGS (LOSS) PER SHARE

The following table sets forth the computation of basic and diluted earnings (loss) per share:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Numerator
Net income (loss)	$612,008	$1,349,942	$(180,473)	$(3,922,043)
Net income attributable to participating securities	12,490	8,750	—	—
Net income (loss) attributable to Dolphin Entertainment common stock shareholders and numerator for basic earnings (loss) per share	599,518	1,341,192	(180,473)	(3,922,043)
Undistributed earnings for the three months ended June 30, 2022 attributable to participating securities	12,490	—	—	—
Change in fair value of convertible notes payable	(244,022)	(268,974)	(531,880)	—
Change in fair value of warrants	—	(65,000)	(95,000)	—
Interest expense	9,863	36,862	19,726	—
Numerator for diluted earnings (loss) per share	$377,849	$1,044,080	$(787,627)	$(3,922,043)

Denominator
Denominator for basic EPS - weighted-average shares	9,498,266	7,664,000	9,113,252	7,456,360
Effect of dilutive securities:
Warrants	—	11,913	2,555	—
Convertible notes payable	127,877	237,483	127,877	—
Denominator for diluted EPS - adjusted weighted-average shares	9,626,143	7,913,396	9,243,684	7,456,360

Basic earnings (loss) per share	$0.06	$0.17	$(0.02)	$(0.53)
Diluted earnings (loss) per share	$0.04	$0.13	$(0.09)	$(0.53)

Basic earnings (loss) per share is computed by dividing income or loss attributable to the shareholders of common stock (the numerator) by the weighted-average number of shares of common stock outstanding (the denominator) for the period. Diluted earnings per share assume that any dilutive equity instruments, such as convertible notes payable and warrants were exercised and outstanding common stock adjusted accordingly, if their effect is dilutive.

One of the Company’s convertible notes payable, the warrants and the Series C Preferred Stock have clauses that entitle the holder to participate if dividends are declared to the common stockholders as if the instruments had been converted into shares of common stock. As such, the Company uses the two-class method to compute earnings per share and attribute a portion of the Company’s net income to these participating securities. These securities do not contractually participate in losses. For the three months ended June 30, 2022 and June 30 2021, the Company attributed $12,490 and $8,750, respectively, of the Company’s net income to these participating securities and reduced the net income available to common shareholders by that amount when calculating basic earnings per share. For the six months ended June 30, 2022 and 2021, the Company had a net loss and as such the two-class method is not presented.

For the three and six months ended June 30, 2022, the convertible promissory notes, except for the convertible notes carried at fair value, were not included in diluted income (loss) per share because inclusion was considered to be anti-dilutive. For the six months ended June 30, 2022, the warrants were included in diluted loss per share but were not included in the diluted income per share for the three months ended June 30, 2022 because the warrants were not “in the money”.

For the three months ended June 30, 2021, convertible promissory notes and warrants were included in the calculation of diluted earnings per share using the if-converted method that assumes the convertible promissory notes are converted at the beginning of the reporting period using the average market price for the three months ended June 30, 2021 of the Common Stock. For the six months ended June 30, 2021, the convertible promissory notes and warrants in the aggregate amount of 304,613 shares of Common Stock, respectively, were not included in diluted loss per share because inclusion was considered to be anti-dilutive.

NOTE 21 — LOSS PER SHARE

The following table sets forth the computation of basic and diluted loss per share:

	Year ended December 31,
	2021	2020
Numerator
Net loss attributable to Dolphin Entertainment stockholders	$(6,462,303)	$(1,939,192)
Change in fair value of put rights	—	(1,745,418)
Numerator for diluted loss per share	$(6,462,303)	$(3,684,610)

Denominator
Denominator for basic EPS - weighted-average shares	7,614,774	5,619,969
Effect of dilutive securities:
Put rights	—	762,968
Denominator for diluted EPS - adjusted weighted-average shares assuming exercise of Put rights	7,614,774	6,382,937

Basic loss per share	$(0.85)	$(0.35)
Diluted loss per share	$(0.85)	$(0.58)

Basic loss per share is computed by dividing income or loss attributable to the shareholders of Common Stock (the numerator) by the weighted-average number of shares of Common Stock outstanding (the denominator) for the period. Diluted earnings per share assume that any dilutive equity instruments, such as put rights, convertible notes payable and warrants were exercised and outstanding Common Stock adjusted accordingly, if their effect is dilutive.

One of the Company’s convertible note payable, the warrants and the Series C have clauses that entitle the holder to participate if dividends are declared to the common stockholders as if the instruments had been converted into shares of common stock. As such, the Company uses the two-class method to compute earnings per share and attribute a portion of the Company’s net income to these participating securities. These securities do not contractually participate in losses. For the years ended December 31, 2021 and 2020, the Company had a net loss and as such the two-class method is not presented.

In periods when the Put Rights are assumed to have been settled at the beginning of the period in calculating the denominator for diluted loss per share, the related change in the fair value of Put Right liability recognized in the consolidated statements of operations for the period, is added back or subtracted from net income during the period. The denominator for calculating diluted loss per share for the year ended December 31, 2020, assumes the Put Rights had been settled at the beginning of the period, and therefore, the related income due to the decrease in the fair value of the Put Right liability during the year ended December 31, 2020 is subtracted from net loss. The number of shares added to the denominator for the Put Rights is calculated using the reverse treasury stock method that assumes the Company issues and sells sufficient shares at the average period trading price to satisfy the Put Right contracts. For the year ended December 31, 2021, the fair value of the Put Rights increased, creating a loss in fair value of the Put Rights. The Company did not include the increase in the calculation of diluted loss per share as inclusion would be anti-dilutive.

For the years ended December 31, 2021 and 2020, the Company excluded 506,674 and 847,191 common stock equivalents such as warrants and shares to be issued for convertible debt as inclusion would be anti-dilutive.